Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	National Energy Services Reunited Corp.
Entity Central Index Key	0001698514
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	85,562,769
Trading Symbol	NESR
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018